Summary Prospectus Supplement	February 1, 2016

Putnam Short Duration Income Fund
Summary Prospectus dated November 30, 2015

The section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are now Michael Salm and Joanne Driscoll.

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